Other liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Other liabilities [Abstract]
Other liabilities - Other current liabilities [Text Block]

Philips Group

Other current liabilities

in millions of EUR

	2022	2023
Accrued customer rebates	213	186
Other taxes including social security premiums	115	129
Other liabilities	120	98
Other current liabilities	448	414